As filed with the Securities and Exchange Commission on November 18, 2015
================================================================================
                                            1933 Act Registration No. 333-143964
                                             1940 Act Registration No. 811-21944


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 117                                             [X]
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 120                                                            [X]


                      FIRST TRUST EXCHANGE-TRADED FUND II
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Exchange-Traded Fund II
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[X] on December 15, 2015 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                  CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 117



      This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:


      The Facing Sheet

      The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 114, as it relates to First Trust Indxx Global Natural Resources Income ETF (formerly known as First Trust ISE Global Copper Index Fund) and First Trust Indxx Global Agriculture ETF (formerly known as First Trust ISE Global Platinum Index Fund), each a series of the Registrant, until December 15, 2015. Parts A, B and C of the Registrant's Post-Effective Amendment No. 114 under the Securities Act of 1933 as it relates to First Trust Indxx Global Natural Resources Income ETF (formerly known as First Trust ISE Global Copper Index Fund) and First Trust Indxx Global Agriculture ETF (formerly known as First Trust ISE Global Platinum Index Fund), filed on July 24, 2015, are incorporated by reference herein.

      Signatures

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 18th day of November, 2015.

                                          FIRST TRUST EXCHANGE-TRADED FUND II


                                          By: /s/ Mark R. Bradley
                                          -------------------------------------
                                          Mark R. Bradley, President and Chief
                                          Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


SIGNATURE                      TITLE                        DATE

                               President and Chief          November 18, 2015
/s/ Mark R. Bradley            Executive Officer
----------------------------
    Mark R. Bradley

                               Treasurer, Chief Financial
                               Officer and Chief            November 18, 2015
/s/ James M. Dykas             Accounting Officer
----------------------------
    James M. Dykas

                                                )
James A. Bowen*                         Trustee )
                                                )
                                                )
Richard E. Erickson*                    Trustee )
                                                )
                                                )    BY: /s/ W. Scott Jardine
Thomas R. Kadlec*                       Trustee )       ---------------------
                                                )       W. Scott Jardine
                                                )       Attorney-In-Fact
Robert F. Keith*                        Trustee )       November 18, 2015
                                                )
                                                )
Niel B. Nielson *                       Trustee )
                                                )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Mark R. Bradley, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, were previously executed, filed as an exhibit and are incorporated by reference herein.